PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net

	December 31,
	2020	2019
Cost:

Computers, software and related equipment	$1,431	$1,365
Laboratory equipment and office furniture	3,367	3,538
Leasehold improvements	2,321	2,316

	7,119	7,219
Accumulated depreciation:

Computers, software and related equipment	1,264	1,152
Laboratory equipment and office furniture	3,001	2,821
Leasehold improvements	1,143	908

	5,408	4,881

Depreciated cost	$1,711	$2,338